Financial Risk Management and Fair Values of Financial Instruments	6 Months Ended
Jun. 30, 2025
Financial Risk Management and Fair Values of Financial Instruments [Abstract]
Financial risk management and fair values of financial instruments

10.    Financial risk management and fair values of financial instruments

a)      Financial instruments

(a)     Financial instruments by category

	December 31, 2024	June 30, 2025
Financial assets
Financial assets at fair value through other comprehensive income
Designation of equity instruments	$148,925	$161,485
Financial assets at amortized cost
Cash and cash equivalents	3,646,756	1,614,272
Financial assets at amortized cost	591,457	968,611
Notes receivable	—	26,380
Accounts receivable	8,241,352	4,935,241
Other receivables	172,695	220,710
Refundable deposits	995,358	1,129,439
	$13,796,543	$9,056,138
	December 31, 2024	June 30, 2025
Financial liabilities
Financial liabilities at fair value through profit or loss
Financial liabilities designated as at fair value through profit or loss (including current portion)	$9,300,087	$5,330,158
Financial liabilities at amortized cost
Short-term borrowings	1,075,904	2,663,939
Financial liabilities at amortized cost	1,829,826	2,047,782
Notes payable	127,063	—
Accounts payable (including related parties)	4,898,806	3,268,584
Other payables (including related parties)	9,880,354	7,607,991
Long-term borrowings (including current portion)	9,031,195	9,773,506
Guarantee deposits	250,869	465,569
	$36,394,104	$31,157,529
Lease liabilities (including current portion)	$5,003,553	$4,922,136

(b)    Risk management policies

i)       The Group’s risk management objective is to manage the market risk, credit risk and liquidity risk related to its operating activities. The Group identifies, measures, and manages such risks by its policies and preferences.

ii)      Risk management policies and systems are reviewed regularly to reflect changes in market conditions and the Group’s activities. The Group, through its training and management standards and procedures, aims to develop a disciplined and constructive control environment in which all employees understand their roles and obligations.

iii)    In order to minimize and manage financial risks, the Group’s overall risk management program focuses on analyzing, identifying, and evaluating financial risk factors that may potentially have adverse effects on the Group’s financial position, and provide feasible solutions to avoid those factors.

(c)     Significant financial risks and degrees of financial risks

i)       Market risk

The Group’s market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. Market risks comprise foreign currency risk, interest rate risk, and other price risks.

In practice, the risk variable rarely changes individually, and the change of each risk variable is usually correlative. The following sensitivity analysis did not consider the interaction of each risk variable.

Foreign exchange risk

1.      Group’s businesses involve some non-functional currency operations (the Groups’ functional currency: USD; the subsidiaries’ functional currencies: NTD, and JPY.). The information on assets and liabilities denominated in foreign currencies whose values would be materially affected- by the exchange rate fluctuations is as follows:

	December 31, 2024
	Foreign currency	Exchange rate	Carrying amount (USD)
(Foreign currency: functional currency)
Financial assets
Monetary items
USD:NTD	$233,681	32.79	$233,681
JPY:NTD	200,039	0.2099	1,281
HKD:NTD	347	4.22	45
Financial liabilities
Monetary items
USD:NTD	$55,722	32.79	$55,722
USD:JPY	546,898	156.22	546,898
	June 30, 2025
	Foreign currency	Exchange rate	Carrying amount (USD)
(Foreign currency: functional currency)
Financial assets
Monetary items
USD:NTD	241,747	29.30	241,747
JPY:NTD	535,119	0.2034	3,715
HKD:NTD	347	3.732	44
Financial liabilities
Monetary items
USD:NTD	58,244	29.30	58,244
USD:JPY	873,117	144.05	873,117

2.      The total exchange gains (losses), including realized and unrealized gain (losses) arising from significant foreign exchange variations on monetary items held by the Group for the six months ended June 30, 2024 and 2025, amounted to ($137,836) and $117,842, respectively.

3.      Analysis of foreign currency market risk arising from significant foreign exchange variations:

	Year ended December 31, 2024
	Sensitivity analysis
	Change in exchange rate	Effect on profit (loss)	Effect on other comprehensive income
Financial assets
Monetary items
USD:NTD	1%	$2,337	$—
JPY:NTD	1%	13	—
HKD:NTD	1%	—	—
Financial liabilities
Monetary items
USD:NTD	1%	$557	$—
USD:JPY	1%	5,469	—
	Six months ended June 30, 2025
	Sensitivity analysis
	Change in exchange rate	Effect on profit (loss)	Effect on other comprehensive income
Financial assets
Monetary items
USD:NTD	1%	$2,417	$—
JPY:NTD	1%	37	—
HKD:NTD	1%	—	—
Financial liabilities
Monetary items
USD:NTD	1%	$582	$—
USD:JPY	1%	8,731	—

Price risk

1.      The Group’s financial instruments, which are exposed to price risk, are the financial assets at fair value through other comprehensive income. To manage its price risk arising from investments in financial instruments, the Group diversifies its portfolio. Diversification of the portfolio is in accordance with the limits set by the Group.

2.      The Group invests in common shares, preferred shares, and stock acquisition rights issued by unlisted companies and the prices of equity securities would change due to change of the future value of investee companies. For the six months ended June 30, 2024 and 2025, it is estimated that the prices of equity securities increase or decrease by 1%, with all other variables held constant, would increase or decrease the Group’s profit before income tax by $307 and $8, respectively. For the six months ended June 30, 2024 and 2025, other components of equity would increase or decrease by $2,238 and $1,353, respectively, as a result of other comprehensive income classified as equity investment at fair value through other comprehensive income.

Interest rate risk on cash flow and fair value

1.      Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Group’s exposure to the risk of changes in market interest rates relates primarily to the Group’s bank loans with floating interest rates. The Group manages its interest rate risk by having a balanced portfolio of fixed and variable rate loans. The Group reassesses the hedge management periodically to make sure it complies with the cost effectiveness.

2.      The sensitivity analysis depends on the exposure of interest rate risk at the end of the reporting period.

3.      Analysis of debt with floating interest rates is based on the assumption that the outstanding debt at the end of the reporting period is outstanding throughout the period. The degree of variation the Group used to report to internal management is increase or decrease of 1% in interest rates which is assessed as the reasonable degree of variation by the management.

4.      For the six months ended June 30, 2024 and 2025, it is estimated that a general increase or decrease of 1% in interest rates, with all other variables held constant, would decrease or increase the Group’s profit before income tax approximately by $125,822 and $124,374, respectively, mainly due to the Group’s floating rate on borrowings.

ii)      Credit risk

1.      Credit risk is the risk that a counterparty will not meet its obligations under a financial instrument or customer contract, leading to a financial loss, mainly resulted from its operating activities (primarily notes and accounts receivable) and from its financing activities (primarily deposits with banks and financial instruments). The Group is exposed to credit risk arising from the carrying amount of the financial assets recognized in the consolidated statements of financial position.

2.      Each business unit performs ongoing credit evaluations of its debtors’ financial conditions according to the Group’s established policies, procedures and controls relating to customer credit risk management. The Group maintains an account for loss allowance based upon the available facts and circumstances, history of collection, forecast ability and write-off experiences of all trade and other receivables which consequently minimize the Group’s exposure to bad debts.

3.      The Group assumes that if the contract payments were past due over 90 days based on the terms, there has been a significant increase in credit risk on that instrument since initial recognition; if past due over 270 days, a default has occurred.

4.      The following indicators are used to determine whether the credit impairment of debt instruments has occurred:

i)       It becomes probable that the issuer will enter bankruptcy or other financial reorganization due to their financial difficulties;

ii)      The disappearance of an active market for that financial asset because of financial difficulties;

iii)    Default or delinquency in interest or principal repayments;

5.      The Group categorized contract assets and accounts receivable by characteristics of credit risk and applied the simplified approach using loss rate methodology to estimate expected credit loss.

6.      The Group wrote-off the financial assets, which cannot be reasonably expected to be recovered, after initiating recourse procedures. However, the Group will continue executing the recourse procedures to secure their rights. On December 31, 2024 and June 30, 2025, the Group’s written-off financial assets that are still under recourse procedures amounted to $0 and $0, respectively.

7.      The Group referred to the forecastability of business monitoring indicators published by the National Development Council to adjust the loss rate which is based on historical and current information when assessing the future default possibility of accounts receivable. As of December 31, 2024 and June 30, 2025 the loss rate methodologies are as follows:

	December 31, 2024
	Contract assets	Accounts receivable
Expected loss rate	—	3.0%
Total carrying amount	$3,980,380	$8,241,352
Loss allowance	—	247,536
	June 30, 2025
	Contract assets	Accounts receivable
Expected loss rate	—	5.6%
Total carrying amount	$1,626,222	$4,935,241
Loss allowance	—	277,021

8.      Under the simplified approach, movements in relation to loss allowance for contract assets and accounts receivable are as follows:

	2024
	Contract assets	Accounts receivable
January 1	$—	$65,938
Impairment loss	—	67,291
Exchange difference	—	(4,627)
June 30	$—	$128,602
	2025
	Contract assets	Accounts receivable
January 1	$—	$247,536
Impairment loss	—	—
Exchange difference	—	29,485
June 30	$—	$277,021

9.      The loss amounts of contract assets allowance using simplified method were not significant, thus, the loss was not recognized as at December 31, 2024 and June 30, 2025.

10.    The Group’s recorded financial assets at amortized cost include time deposits with contract period over 3 months, restricted bank deposits and other receivables. Because of the low credit risk, expected credit losses for the period are measured through a loss allowance at an amount equal to the 12-month expected credit losses. There is no significant provision for the losses.

iii)    Liquidity risk

1.      The Group manages and maintains adequate cash and cash equivalents to finance the Group’s operations and minimize the impact from cash flow fluctuations. The Group also monitors its debt financing arrangements under its loan agreements.

2.      The primary source of liquidity for the Group is from bank loans and issuance of convertible promissory notes.

3.      The contractual undiscounted cash flows of notes payable, accounts payable and other payables due within one year and is equivalent to its carrying amount. Except for the aforementioned, the table below summarizes the maturity profile of the Group’s non-derivative financial liabilities based on the earliest repayment dates and contractual undiscounted payments, including principal and interest. The Group does not consider the probability of early repayments requested by the banks.

	December 31, 2024
	Within 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
Non-derivative financial liabilities
Short-term borrowings	$1,075,904	$—	$—	$—	$1,075,904
Long-term borrowings	4,400,252	3,238,512	440,561	1,607,055	9,686,380
Lease liabilities	955,124	1,250,681	1,242,693	1,812,926	5,261,424
Guarantee deposits	250,869	—	—	—	250,869
Financial liabilities at amortized cost	27,438	1,017,978	866,718	—	1,912,134
	$6,709,587	$5,507,171	$2,549,972	$3,419,981	$18,186,711
	June 30, 2025
	Within 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
Non-derivative financial liabilities
Short-term borrowings	$2,663,939	$—	$—	$—	$2,663,939
Long-term borrowings	5,227,191	3,086,340	454,723	1,692,696	10,460,950
Lease liabilities	831,319	679,255	2,021,523	1,629,170	5,161,267
Guarantee deposits	465,569	—	—	—	465,569
Financial liabilities at amortized cost	303,255	1,131,129	690,288	—	2,124,672
	$9,491,273	$4,896,724	$3,166,534	$3,321,866	$20,876,397

The difference between the floating interest rates and estimated interest rates will affect the non-derivative financial liabilities stated above.

b)      Fair value information

(a)     The different levels of inputs used in valuation techniques to measure fair value of financial and non-financial instruments are defined as follows:

Level 1:

Quoted prices (unadjusted) in active markets for identical assets or liabilities that can be accessed at the measurement date. An active market is a market in which trading for the asset or liability takes place with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:	Inputs other than quoted prices from Level 1 that are observable information for the asset or liability, either directly or indirectly.
Level 3:	Unobservable inputs for the asset or liability. The fair value of the Group’s investment in equity investment without active market is included in Level 3.

(b)    The related information of financial and non-financial instruments measured at fair value by level based on the nature, characteristics and risks of the assets and liabilities are as follows:

i)       The related information of natures of the assets and liabilities are as follows:

	December 31, 2024
	Level 1	Level 2	Level 3	Total
Assets:
Recurring fair value measurements
Financial assets at fair value through other comprehensive income
– Unlisted common stocks	$—	$6,401	$108,774	$115,175
– Unlisted preferred stocks	—	—	33,750	33,750
	$—	$6,401	$142,524	$148,925
Liabilities:
Recurring fair value measurements
Financial liabilities at fair value through profit or loss
– Warrants	$(824,797)	$—	$—	$(824,797)
– Contingent considerations	—	(1,374,290)	—	(1,374,290)
– Convertible promissory note	—	—	(7,101,000)	(7,101,000)
	$(824,797)	$(1,374,290)	$(7,101,000)	$(9,300,087)
	June 30, 2025
	Level 1	Level 2	Level 3	Total
Assets:
Recurring fair value measurements
Financial assets at fair value through other comprehensive income
– Unlisted common stocks	$—	$6,942	$117,964	$124,906
– Unlisted preferred stocks	—	—	36,579	36,579
	$—	$6,942	$154,543	$161,485
	June 30, 2025
	Level 1	Level 2	Level 3	Total
Liabilities:
Recurring fair value measurements
Financial liabilities at fair value through profit or loss
– Warrants	$(185,158)	$—	$—	$(185,158)
– Contingent considerations	—	—	—	—
– Convertible promissory note	—	—	(5,145,000)	(5,145,000)
	$(185,158)	$—	$(5,145,000)	$(5,330,158)

ii)      The methods and assumptions the Group used to measure fair value are as follows:

1.      The fair value of the contingent consideration for a business combination is estimated using the discounted cash flow method. The main assumption is the discounted present value estimated by the risk-adjusted discount rate.

2.      The fair value of the Group’s derivative instruments is measured by using valuation techniques including the discounted cash flow method and the binomial model calculated by applying market information available at the consolidated statement of financial position date.

3.      The Group’s financial instruments issued by foreign companies are measured by the market method, income method and cost method (Volatility, Discount for lack of marketability, Weighted average cost of capital).

4.      Fair value of the Company’s warrant liabilities categorized within level 1 are based on the market quotation price.

5.      The Group takes into account adjustments for credit risks to measure the fair value of financial and non-financial instruments to reflect credit risk of the counterparty and the Group’s credit quality.

iii)    The following table shows the movements of Level 3 for the six months ended June 30, 2024 and 2025:

	2024
	Debt instruments	Compound instruments	Equity instruments	Derivative instrument	Total
January 1	$(60,664)	$—	$109,630	$40,071	$89,037
Gains or losses recognized in profit or loss
Recorded as non-operating expenses	(4,146)	—	—	—	(4,146)
Issued convertible promissory note	(1,475,471)	—	—	—	(1,475,471)
Effect of exchange rate changes	2,281	—	(13,250)	(4,855)	(15,824)
June 30	$(1,538,000)	$—	$96,380	$35,216	$(1,406,404)
	2025
	Hybrid instruments	Equity instruments	Total
January 1	$(7,101,000)	$142,524	$(6,958,476)
Gains or losses recognized in profit or loss
Recorded as non-operating expenses	(421,615)	—	(421,615)
Issued convertible promissory note	(50,000)	—	(50,000)
Converted into ordinary stock	1,329,937	—	1,329,937
Settled in the period	1,097,678	—	1,097,678
Effect of exchange rate changes	—	12,019	12,019
June 30	$(5,145,000)	$154,543	$(4,990,457)

(c)     The Group performs the fair value measurements being categorized within Level 3 with assistance from specialist. Such assessment is to ensure the valuation results are reasonable by applying independent information to make results close to current market conditions, confirming the resource of information is independent, reliable and in line with other resources and represented as the exercisable price, and frequently calibrating valuation model, updating inputs used to the valuation model and making any other necessary adjustments to the fair value.

(d)    The following is the qualitative information and sensitivity analysis of changes in significant unobservable inputs under valuation model used in Level 3 fair value measurement:

	Fair value as of December 31, 2024	Valuation technique	Significant unobservable input	Range	Relationship of inputs to fair value
Non-derivative equity instrument:
Unlisted common stocks	108,774	Market method	Volatility	39%	The higher the volatility, the lower the fair value
			Discount for lack of marketability	32% – 39%	The higher the discount rate for lack of marketability, the lower the fair value
Unlisted Preferred stocks	3,845	Cost method, Income method	Volatility	35%	The higher the volatility, the lower the fair value
			Discount for lack of marketability	26%	The higher the discount rate for lack of marketability, the lower the fair value
	29,905	Market method, Income method	Volatility	35%	The higher the volatility, the lower the fair value
			Discount for lack of marketability	12% – 24%	The higher the discount rate for lack of marketability, the lower the fair value
	Fair value as of December 31, 2024	Valuation technique	Significant unobservable input	Range	Relationship of inputs to fair value
Hybrid instrument:
Senior Secured Convertible Note	4,271,000	Convertible bond evaluation model	Discount rate	Conversion and redemption rights: 2.3%~6.3% Ordinary bonds: 9.0%~14.0%	The higher the discount rate, the lower the fair value
Promissory Note	2,830,000	Non-tradable shares valuation model	Volatility	60%	The higher the volatility, the lower the fair value
	Fair value as of June 30, 2025	Valuation technique	Significant unobservable input	Range	Relationship of inputs to fair value
Non-derivative equity instrument:
Unlisted common stocks	117,964	Market method	Volatility	39%	The higher the volatility, the lower the fair value
			Discount for lack of marketability	32% – 39%	The higher the discount rate for lack of marketability, the lower the fair value
Unlisted Preferred stocks	4,148	Cost method, Income method	Volatility	35%	The higher the volatility, the lower the fair value
			Discount for lack of marketability	26%	The higher the discount rate for lack of marketability, the lower the fair value
	32,431	Market method, Income method	Volatility	35%	The higher the volatility, the lower the fair value
			Discount for lack of marketability	12% – 24%	The higher the discount rate for lack of marketability, the lower the fair value
Hybrid instrument:
Senior Secured Convertible Note	2,265,000	Convertible bond evaluation model	Discount rate	Conversion and redemption rights: 2.3%~6.3% Ordinary bonds: 9.0%~14.0%	The higher the discount rate, the lower the fair value
Promissory Note	2,880,000	Non-tradable shares valuation model	Volatility	60%	The higher the volatility, the lower the fair value

a.      The Group has carefully assessed the valuation models and assumptions used to measure fair value. However, use of different valuation models or assumptions may result in different measurement. The following is the effect of profit or loss or of other comprehensive income from financial assets and liabilities categorized within Level 3 if the inputs used to valuation models have changed:

			December 31, 2024
			Recognized in profit or loss		Recognized in other comprehensive income
	Input	Change	Favorable change	Unfavorable change	Favorable change	Unfavorable change
Financial assets:
Unlisted common stocks	Volatility	±1%	$—	$—	$31	$28
	Discount for lack of marketability	±1%	—	—	782	782
Unlisted Preferred stocks	Volatility	±1%	—	—	112	115
	Discount for lack of marketability	±1%	—	—	403	403
			$—	$—	$1,328	$1,328
Financial liabilities:
Convertible promissory note	Discount rate	±1%	$25	$13	$—	$—
			$25	$13	$—	$—
			June 30, 2025
			Recognized in profit or loss		Recognized in other comprehensive income
	Input	Change	Favorable change	Unfavorable change	Favorable change	Unfavorable change
Financial assets:
Unlisted common stocks	Volatility	±1%	$—	$—	$31	$29
	Discount for lack of marketability	±1%	—	—	799	799
Unlisted Preferred stocks	Volatility	±1%	—	—	115	117
	Discount for lack of marketability	±1%	—	—	411	404
			$—	$—	$1,356	$1,349
Financial liabilities:
Convertible promissory note	Discount rate	±1%	$13	$3	$—	$—
			$13	$3	$—	$—